Schedule of Investments - Virtus Private Credit Strategy ETF

January 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 58.4%
Financials - 58.4%
Ares Capital Corp.(1)	17,264	$334,404
Bain Capital Specialty Finance, Inc.	30,043	401,375
Barings BDC, Inc.(1)	36,998	324,103
BlackRock Capital Investment Corp.	115,468	434,160
BlackRock TCP Capital Corp.(1)	27,125	358,864
Blackstone Secured Lending Fund	5,029	123,713
Capital Southwest Corp.	21,826	432,373
Carlyle Secured Lending, Inc.	25,229	379,696
CION Investment Corp.	14,304	152,624
Crescent Capital BDC, Inc.(1)	31,337	475,382
Fidus Investment Corp.(1)	12,633	256,450
FS KKR Capital Corp.(1)	27,546	541,554
Gladstone Capital Corp.(1)	29,000	299,570
Gladstone Investment Corp.(1)	17,227	234,287
Goldman Sachs BDC, Inc.(1)	28,423	443,683
Golub Capital BDC, Inc.	25,739	352,624
Hercules Capital, Inc.(1)	25,539	362,909
Horizon Technology Finance Corp.(1)	28,847	355,972
Main Street Capital Corp.(1)	6,625	261,886
MidCap Financial Investment Corp.	35,363	439,209
Monroe Capital Corp.	21,868	180,630
New Mountain Finance Corp.	29,595	382,367
Oaktree Specialty Lending Corp.	13,012	260,370
OFS Capital Corp.	18,885	189,605
Oxford Square Capital Corp.	66,405	241,714
PennantPark Floating Rate Capital Ltd.(1)	35,321	383,939
PennantPark Investment Corp.	56,113	333,311
Portman Ridge Finance Corp.	8,723	195,570
Prospect Capital Corp.(1)	47,348	355,110
Runway Growth Finance Corp.	14,165	184,003
Saratoga Investment Corp.	9,775	263,436
Sixth Street Specialty Lending, Inc.	18,492	354,122
SLR Investment Corp.(1)	33,844	524,920
Stellus Capital Investment Corp.	24,149	344,365
SuRo Capital Corp.	49,855	199,420
TriplePoint Venture Growth BDC Corp.(1)	33,206	390,171
WhiteHorse Finance, Inc.	31,138	410,399
Total Financials		12,158,290
Total Common Stocks
(Cost $14,104,950)		12,158,290
CLOSED-END FUNDS - 39.6%
BlackRock Debt Strategies Fund, Inc.	33,421	327,860
BlackRock Floating Rate Income Strategies Fund, Inc.	24,938	298,009
BlackRock Floating Rate Income Trust	26,015	303,855
BlackRock Innovation & Growth Trust	41,928	320,330
BlackRock Limited Duration Income Trust	28,625	398,746
Blackstone Senior Floating Rate Term Fund	24,630	323,885
Blackstone Strategic Credit Fund	33,119	368,614
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	41,751	333,590
Eagle Point Credit Co., Inc.(1)	43,051	464,951
Eaton Vance Floating-Rate Income Trust	25,471	300,048
Eaton Vance Senior Floating-Rate Trust	27,087	319,085
Eaton Vance Senior Income Trust	55,036	309,302
First Trust Senior Floating Rate Income Fund II	41,758	418,833
Invesco Dynamic Credit Opportunity Fund	4,260	47,793
Invesco Senior Income Trust(1)	76,161	303,121
Nuveen Credit Strategies Income Fund	107,606	584,301
Nuveen Floating Rate Income Fund	39,200	333,984
Nuveen Floating Rate Income Opportunity Fund	40,057	339,283
Nuveen Senior Income Fund	70,201	343,985
Oxford Lane Capital Corp.(1)	150,896	881,233
Pioneer Floating Rate Fund, Inc.	37,951	346,493
XAI Octagon Floating Rate Alternative Income Term Trust(1)	85,485	587,282
Total Closed-End Funds
(Cost $10,071,437)		8,254,583
SECURITIES LENDING COLLATERAL - 21.4%
Money Market Fund - 21.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(2)(3)
(Cost $4,464,924)	4,464,924	4,464,924

TOTAL INVESTMENTS - 119.4%
(Cost $28,641,311)		24,877,797
Liabilities in Excess of Other Assets - (19.4)%		(4,041,771)
Net Assets - 100.0%		$20,836,026

(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $5,019,630; total market value of collateral held by the Fund was $5,125,580. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $660,656.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	The rate shown reflects the seven-day yield as of January 31, 2023.

Schedule of Investments - Virtus Private Credit Strategy ETF  (continued)

January 31, 2023 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$12,158,290	$—	$—	$12,158,290
Closed-End Funds	8,254,583	—	—	8,254,583
Money Market Fund	4,464,924	—	—	4,464,924
Total	$24,877,797	$—	$—	$24,877,797